OUTSTANDING WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the status of the Company’s outstanding warrants, and the changes during the six months ended June 30, 2015, is as follows:

2015
		Weighted
		Average
Description	Shares	Exercise Price
Outstanding, January 1, 2015	447,436	$8.00

Granted	9,068	7.50

Expired/Cancelled	(4,800)	(10.00)
Exercised	(10,760)	(10.00)

Outstanding, June 30, 2015	440,944	$7.50

Exercisable, June 30, 2015	299,444	$9.00
A summary of the status of the Company’s outstanding warrants and the changes during 2013 and 2014 is as follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, January 1, 2013	206,840	$8.50

Granted	14,157	$5.00

Cancelled	-	$-
Expired	-	$-

Outstanding, December 31, 2013	220,997	$8.00

Exercisable, December 31, 2013	220,997	$8.00

Granted	245,139	$7.50

Cancelled	(9,500)	$9.50
Expired	(9,200)	$7.50

Outstanding, December 31, 2014	447,436	$8.00

Exercisable, December 31, 2014	312,336	$9.00

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	The following is a summary of the Company’s outstanding and exercisable warrants at June 30, 2015:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 6/30/15	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 6/30/15	Weighted Average Exercise Price
$5.00	240,852	3.03	$5.00	104,858	$5.00
$5.50 - 9.50	8,548	3.23	$7.50	8,548	$7.50
$10.00 - 22.50	191,544	2.50	$11.00	186,044	$11.00

$5.00 - 22.50	440,944	2.80	$7.50	299,444	$9.00
The following is a summary of outstanding and exercisable warrants at December 31, 2014:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 12/31/14	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/14	Weighted Average Exercise Price
$5.00	239,952	3.28	$5.00	104,852	$5.00
$5.50 - 9.50	8,280	3.47	$7.50	8,280	$7.50
10.00 - 22.50	199,204	2.46	11.00	199,204	11.00

$5.00 - 22.50	447,436	2.92	$7.50	312,336	$9.00